Class II Prospectus | Global Infrastructure Portfolio
Global Infrastructure Portfolio

March 17, 2014

The Universal Institutional Funds, Inc.

Supplement dated March 17, 2014 to The Universal Institutional Funds, Inc.
Prospectus dated December 18, 2013 of:

Global Infrastructure Portfolio
(the "Portfolio") (Class II)

Pursuant to separate agreements and plans of reorganization between The Universal Institutional Funds, Inc. (the "Fund"), on behalf of the Portfolio, and Morgan Stanley Select Dimensions Investment Series—Global Infrastructure Portfolio ("SD Global Infrastructure"), and Morgan Stanley Variable Investment Series—Global Infrastructure Portfolio ("VIS Global Infrastructure" and together with SD Global Infrastructure, each a "Predecessor Fund"), on April 28, 2014, the Portfolio will acquire substantially all of the assets and liabilities of each Predecessor Fund in exchange for Class I and Class II shares of the Portfolio (collectively, the "Reorganization"). As a result of the Reorganization, the following changes to the Prospectus are effective April 28, 2014:

The following replaces the "Annual Portfolio Operating Expenses" table and related footnotes in the section of the Prospectus entitled "Portfolio Summary-Fees and Expenses of the Portfolio (Class II)-Annual Fund Operating Expenses:"
Annual Fund Operating Expenses		Class II Prospectus Global Infrastructure Portfolio Class II
Advisory Fee		0.85%
Distribution (12b-1) Fee		0.35%
Other Expenses	[1]	0.50%
Total Annual Portfolio Operating Expenses	[2]	1.70%
Fee Waiver and/or Expense Reimbursement	[2]	0.58%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.12%
[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management, Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.12%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.10% of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization (defined herein) or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

The following replaces the "Example" table in the section of the Prospectus entitled "Portfolio Summary-Example:"
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class II Prospectus Global Infrastructure Portfolio Class II	114	356	617	1,363

Please retain this supplement for future reference.